Leases (Details) - Schedule of lease expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Schedule of lease expenses [Abstract]
Operating lease expenses	¥ 11,129	$ 1,724	¥ 7,870
Short-term lease expenses	2,740	424	435
Total	¥ 13,869	$ 2,148	¥ 8,305